Financial Instruments - Summary of Other Financial Obligations (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Other financial obligations, short-term	$ 19,362	$ 11,658
Other financial obligations, long-term	12,859	25,972
Total	32,221	37,630
Convertible Subordinated Notes Due 2020 [Member]
Disclosure of financial liabilities [line items]
Other financial obligations, short-term	0	0
Other financial obligations, long-term	9,985	10,417
Total	9,985	10,417
Convertible subordinated notes due 2018 [member]
Disclosure of financial liabilities [line items]
Other financial obligations, short-term	7,115	0
Other financial obligations, long-term	0	13,575
Total	7,115	13,575
Mandatory Convertible Securities 2019 [Member]
Disclosure of financial liabilities [line items]
Other financial obligations, short-term	323	278
Other financial obligations, long-term	371	689
Total	694	967
Liabilities Secured With Accounts Receivable [Member]
Disclosure of financial liabilities [line items]
Other financial obligations, short-term	11,313	11,095
Other financial obligations, long-term	0	0
Total	11,313	11,095
Finance Leases [Member]
Disclosure of financial liabilities [line items]
Other financial obligations, short-term	611	285
Other financial obligations, long-term	2,503	1,291
Total	$ 3,114	$ 1,576